FTIT P-4
                        SUPPLEMENT DATED OCTOBER 9, 2001
                              TO THE PROSPECTUS OF
                     FRANKLIN TEMPLETON INTERNATIONAL TRUST
  (Templeton Foreign Smaller Companies Fund and Templeton Pacific Growth Fund)
                               dated March 1, 2001
                 as supplemented March 28, 2001 and July 1, 2001

The prospectus is amended as follows:

1. Under Templeton Foreign Smaller Companies Fund the first paragraph of the Main Investment Strategies section on page 2 has been replaced with the following:

 MAIN INVESTMENT STRATEGIES Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of smaller companies located outside the U.S. The Fund's manager considers smaller companies to be generally those with market capitalization of $2 billion or less at the time of purchase. In some emerging markets, the Fund may invest in companies that qualify as smaller companies but that still are among the largest in the market. The Fund may also invest a portion of its assets in the equity securities of larger foreign companies.

II. Under Templeton Foreign Smaller Companies Fund the "Management" section on page 11 is replaced with the following:

       MANAGEMENT
------------------------------------------------------------------------------

        Franklin  Advisers,  Inc.  (Advisers),  One Franklin  Parkway,
        San Mateo, CA 94403-1906, is the Fund's investment manager. Together, Advisers and its affiliates manage over $246 billion in assets.

        Under an agreement with Advisers, Templeton Investment Counsel, LLC (Investment Counsel), 500 East Broward Blvd., Ft. Lauderdale, FL 33394, is the Fund's sub-advisor. Investment Counsel provides Advisers with investment management advice and assistance.

        Beginning October 2001 under an agreement with Investment Counsel, Franklin Templeton Investments (Asia) Limited (Investments Asia),
        2701 Shui On Centre, 6-8 Harbour Road, Wanchai, Hong Kong, is an additional sub-advisor of the Fund. Investments
        Asia provides Investment Counsel with investment management advice and assistance.

        The team responsible for the Fund's management is:

        SIMON RUDOLPH, PORTFOLIO MANAGER OF INVESTMENTS ASIA
        Mr. Rudolph has been a manager of the Fund since 1997. He joined Franklin Templeton Investments in 1997. Previously, he was an executive director with Morgan Stanley.

        TUCKER SCOTT, CFA, VICE PRESIDENT OF INVESTMENT COUNSEL
        Mr. Scott has been a manager of the Fund since 2000.
        He joined Franklin Templeton Investments in 1996.

        CINDY L. SWEETING, CFA, SENIOR VICE PRESIDENT OF INVESTMENT COUNSEL
        Ms. Sweeting has been a manager of the Fund since 2000. She joined Franklin Templeton Investments in 1997. Previously, she was the Vice President of Investments with McDermott International Investments Co., Inc. in Nassau, Bahamas.

        The Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended October 31, 2000, the Fund paid 0.98% of its average daily net assets to the manager for its services.

III. Under Templeton Pacific Growth Fund the "Management" section on page 22 is replaced with the following:

       MANAGEMENT
------------------------------------------------------------------------------

        Franklin  Advisers,  Inc.  (Advisers),  One Franklin  Parkway,
        San Mateo, CA 94403-1906, is the Fund's investment manager. Together, Advisers and its affiliates manage over $246 billion in assets.

        Beginning October 2001 under an agreement with Advisers, Franklin Templeton Investments (Asia) Limited (Investments Asia), 2701 Shui On Centre, 6-8 Harbour Road, Wanchai, Hong Kong, is the Fund's sub-advisor. Investments Asia provides Advisers with investment management advice and assistance.

        The team responsible for the Fund's management is:

        SIMON RUDOLPH, CFA, PORTFOLIO MANAGER OF INVESTMENTS ASIA
        Mr. Rudolph has been a manager of the Fund since 2000. He joined Franklin Templeton Investments in 1997. Previously, he was an executive director with Morgan Stanley.

        NICOLA DANIEL, PORTFOLIO MANAGER OF INVESTMENTS ASIA
        Ms. Daniel has been a manager of the Fund since 2000. She joined Franklin Templeton Investments in 1997. Previously, she was a consultant and research associate for International Management & Development Group Ltd.

        The Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended October 31, 2000, the Fund paid 1.00% of its average daily net assets to the manager for its services.

               Please keep this supplement for future reference.





FTIT PA-3
                        SUPPLEMENT DATED OCTOBER 9, 2001
                              TO THE PROSPECTUS OF
                     FRANKLIN TEMPLETON INTERNATIONAL TRUST
     (Templeton Foreign Smaller Companies Fund and Templeton Pacific Growth
                               Fund-Advisor Class)
                               dated March 1, 2001
                 as supplemented March 28, 2001 and July 1, 2001

The prospectus is amended as follows:

1. Under Templeton Foreign Smaller Companies Fund the first paragraph of the Main Investment Strategies section on page 2 has been replaced with the following:

 MAIN INVESTMENT STRATEGIES Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of smaller companies located outside the U.S. The Fund's manager considers smaller companies to be generally those with market capitalization of $2 billion or less at the time of purchase. In some emerging markets, the Fund may invest in companies that qualify as smaller companies but that still are among the largest in the market. The Fund may also invest a portion of its assets in the equity securities of larger foreign companies.

II. Under Templeton Foreign Smaller Companies Fund the "Management" section on page 9 is replaced with the following:

       MANAGEMENT
------------------------------------------------------------------------

       Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, CA 94403-1906, is the Fund's investment manager. Together, Advisers and its affiliates manage over $246 billion in assets.

       Under an agreement with Advisers, Templeton Investment Counsel, LLC (Investment Counsel), 500 East Broward Blvd., Ft. Lauderdale, FL 33394, is the Fund's sub-advisor. Investment Counsel provides Advisers with investment management advice and assistance.

       Beginning October 2001 under an agreement with Investment Counsel, Franklin Templeton Investments (Asia) Limited (Investments Asia), 2701 Shui On Centre, 6-8 Harbour Road, Wanchai, Hong Kong, is an additional sub-advisor of the Fund. Investments Asia provides Investment Counsel with investment management advice and assistance.

       The team responsible for the Fund's management is:

       SIMON RUDOLPH, PORTFOLIO MANAGER OF INVESTMENTS ASIA
       Mr. Rudolph has been a manager of the Fund since 1997. He joined Franklin Templeton Investments in 1997. Previously, he was an executive director with Morgan Stanley.

       TUCKER SCOTT, CFA, VICE PRESIDENT OF INVESTMENT COUNSEL
       Mr. Scott has been a manager of the Fund since 2000. He joined Franklin Templeton Investments in 1996.

       CINDY L. SWEETING, CFA, SENIOR VICE PRESIDENT OF INVESTMENT COUNSEL Ms. Sweeting has been a manager of the Fund since 2000. She joined Franklin Templeton Investments in 1997. Previously, she
       was  the   Vice   President   of   Investments   with   McDermott
       International Investments Co., Inc. in Nassau, Bahamas.

       The Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended October 31, 2000, the Fund paid 0.98% of its average daily net assets to the manager for its services.

III. Under Templeton Pacific Growth Fund the "Management" section on page 18 is replaced with the following:

       MANAGEMENT
------------------------------------------------------------------------

       Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, CA 94403-1906, is the Fund's investment manager. Together, Advisers and its affiliates manage over $246 billion in assets.

       Beginning October 2001 under an agreement with Advisers, Franklin Templeton Investments (Asia) Limited (Investments Asia), 2701 Shui On Centre, 6-8 Harbour Road, Wanchai, Hong Kong, is the Fund's sub-advisor. Investments Asia provides Advisers with investment management advice and assistance.

       The team responsible for the Fund's management is:

       SIMON RUDOLPH, CFA, PORTFOLIO MANAGER OF INVESTMENTS ASIA
       Mr. Rudolph has been a manager of the Fund since 2000. He joined Franklin Templeton Investments in 1997. Previously, he was an executive director with Morgan Stanley.

       NICOLA DANIEL, PORTFOLIO MANAGER OF INVESTMENTS ASIA

       Ms. Daniel has been a manager of the Fund since 2000. She joined Franklin Templeton Investments in 1997. Previously, she was a consultant and research associate for International Management & Development Group Ltd.

       The Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended October 31, 2000, the Fund paid 1.00% of its average daily net assets to the manager for its services.

           Please keep this supplement for future reference.






FTIT P-3
FTIT PA-2
                        SUPPLEMENT DATED OCTOBER 9, 2001
                              TO THE PROSPECTUS OF
                     FRANKLIN TEMPLETON INTERNATIONAL TRUST
     (Templeton Foreign Smaller Companies Fund and Templeton Pacific Growth
                                      Fund)
                               dated March 1, 2001
                 as supplemented March 28, 2001 and July 1, 2001

The prospectus is amended as follows:

I. Under Templeton Foreign Smaller Companies Fund the first paragraph of the Main Investment Strategies section has been replaced with the following:

 MAIN INVESTMENT STRATEGIES Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of smaller companies located outside the U.S. The Fund's manager considers smaller companies to be generally those with market capitalization of $2 billion or less at the time of purchase. In some emerging markets, the Fund may invest in companies that qualify as smaller companies but that still are among the largest in the market. The Fund may also invest a portion of its assets in the equity securities of larger foreign companies.

II. Under Templeton Foreign Smaller Companies Fund the "Management" section on page 11 is replaced with the following:

       MANAGEMENT
------------------------------------------------------------------------

       Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, CA 94403-1906, is the Fund's investment manager. Together, Advisers and its affiliates manage over $246 billion in assets.

       Under an agreement with Advisers, Templeton Investment Counsel, LLC (Investment Counsel), 500 East Broward Blvd., Ft. Lauderdale, FL 33394, is the Fund's sub-advisor. Investment Counsel provides Advisers with investment management advice and assistance.

       Beginning October 2001 under an agreement with Investment Counsel, Franklin Templeton Investments (Asia) Limited (Investments Asia), 2701 Shui On Centre, 6-8 Harbour Road, Wanchai, Hong Kong, is an additional sub-advisor of the Fund. Investments Asia provides Investment Counsel with investment management advice and assistance.

       The team responsible for the Fund's management is:

       SIMON RUDOLPH, PORTFOLIO MANAGER OF INVESTMENTS ASIA
       Mr. Rudolph has been a manager of the Fund since 1997. He joined Franklin Templeton Investments in 1997.
       Previously, he was an executive director with Morgan Stanley.

       TUCKER SCOTT, CFA, VICE PRESIDENT OF INVESTMENT COUNSEL
       Mr. Scott has been a manager of the Fund since 2000. He joined Franklin Templeton Investments in 1996.

       CINDY L. SWEETING, CFA, SENIOR VICE PRESIDENT OF INVESTMENT COUNSEL Ms. Sweeting has been a manager of the Fund since 2000. She joined Franklin Templeton Investments in 1997. Previously, she
       was  the   Vice   President   of   Investments   with   McDermott
       International Investments Co., Inc. in Nassau, Bahamas.

       The Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended October 31, 2000, the Fund paid 0.98% of its average daily net assets to the manager for its services.

III. Under Templeton Pacific Growth Fund the "Management" section is replaced with the following:

       MANAGEMENT
------------------------------------------------------------------------

       Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, CA 94403-1906, is the Fund's investment manager. Together, Advisers and its affiliates manage over $246 billion in assets.

       Beginning October 2001 under an agreement with Advisers, Franklin Templeton Investments (Asia) Limited (Investments Asia), 2701 Shui On Centre, 6-8 Harbour Road, Wanchai, Hong Kong, is the Fund's sub-advisor. Investments Asia provides Advisers with investment management advice and assistance.

       The team responsible for the Fund's management is:

       SIMON RUDOLPH, CFA, PORTFOLIO MANAGER OF INVESTMENTS ASIA
       Mr. Rudolph has been a manager of the Fund since 2000. He joined Franklin Templeton Investments in 1997. Previously, he was an executive director with Morgan Stanley.

       NICOLA DANIEL, PORTFOLIO MANAGER OF INVESTMENTS ASIA
       Ms. Daniel has been a manager of the Fund since 2000. She joined Franklin Templeton Investments in 1997. Previously, she was a consultant and research associate for International Management & Development Group Ltd. The Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended October 31, 2000, the Fund paid 1.00% of its average daily net assets to the manager for its services.

  Please keep this supplement for future reference.